Award Timing Disclosure	12 Months Ended
Dec. 29, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
The Compensation Committee makes annual equity awards at approximately the same time each year. We do not have any program, plan, or obligation that requires us to grant equity awards on specified dates. Historically, the Southwest Gas Holdings Compensation Committee granted equity awards to our existing executive officers and employees at least annually and periodically to newly-hired employees upon the commencement of their employment. The Compensation Committee does not have a practice or policy of granting equity awards in anticipation of the release of material nonpublic information and, we do not time the release of material non-public information in coordination with grants of equity awards in a manner that intentionally benefits our NEOs. Equity awards may occasionally be granted following a significant change in job responsibilities or to meet other special retention or performance objectives.

Award Timing MNPI Considered	true
Award Timing, How MNPI Considered
The Compensation Committee makes annual equity awards at approximately the same time each year. We do not have any program, plan, or obligation that requires us to grant equity awards on specified dates. Historically, the Southwest Gas Holdings Compensation Committee granted equity awards to our existing executive officers and employees at least annually and periodically to newly-hired employees upon the commencement of their employment. The Compensation Committee does not have a practice or policy of granting equity awards in anticipation of the release of material nonpublic information and, we do not time the release of material non-public information in coordination with grants of equity awards in a manner that intentionally benefits our NEOs. Equity awards may occasionally be granted following a significant change in job responsibilities or to meet other special retention or performance objectives.